RELATED PARTIES	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
RELATED PARTIES

31.    RELATED PARTIES

Related parties include the controlling shareholder of the Group, entities under common ownership with the Group, affiliated companies, associates and joint ventures.

Terms and conditions of transactions with related parties – Outstanding balances as of December 31, 2021 and 2020, were unsecured and settlements are made on a cash basis. There have been no guarantees provided or received for any related party receivables or payables. As of December 31, 2021, the Group had no significant amounts of impairment relating to receivables owed by related parties as well as expenses recognized during the twelve months ended December 31, 2021, 2020 and 2019 with respect to bad or doubtful debts from related parties.

The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Balances of related parties’ transactions were as follows:

	December 31,
	2021	2020
ASSETS FROM RELATED PARTIES

NON-CURRENT ASSETS:

Property, plant and equipment
Sistema's subsidiaries	1,347	1,096
Other related parties	34	13
Right-of-use assets, Gross Book Value
Sistema's subsidiaries	4,432	4,845
Other related parties	111	112
Right-of-use assets, Accumulated Depreciation
Sistema's subsidiaries	(1,586)	(1,580)
Other related parties	(46)	(17)
Other investments
The Group’s associates	625	159
Sistema's subsidiaries	117	370
Other related parties	2	—
Accounts receivable, related parties
Sistema's subsidiaries	5,000	5,209
Bank deposits and loans to customers
Sistema's associates	2,587	1,376
Sistema's subsidiaries	1,179	1,480
Total non-current assets	13,802	13,063

CURRENT ASSETS:
Accounts receivable, related parties
Sistema's subsidiaries	1,255	4,571
The Group’s associates	911	1,397
Sistema, parent company	-	2,829
Other related parties	121	183
Bank deposits and loans to customers
Sistema's associates	2,078	2,819
Sistema's subsidiaries	820	3
Key management personnel of the Group and its parent	87	48
Short-term investments
Sistema's subsidiaries	2,377	3
Sistema, parent company	1,443	—
Cash and cash equivalents
Sistema's subsidiaries	1,311	321
Other financial assets
Sistema, parent company	1,829	1,831
Sistema's subsidiaries	300	461
Other related parties	109	—
Other assets
Sistema's subsidiaries	1,059	1,518
Other related parties	83	8
Total current assets	13,783	15,992
TOTAL ASSETS FROM RELATED PARTIES	27,585	29,055

LIABILITIES TO RELATED PARTIES
NON-CURRENT LIABILITIES:
Lease obligations
Sistema's subsidiaries	3,968	4,801
Other related parties	70	77
Bank deposits and liabilities
Key management personnel of the Group and its parent	1,433	124

Total non-current liabilities	5,471	5,002

CURRENT LIABILITIES:
Accounts payable, related parties
Sistema's subsidiaries	2,756	1,631
The Group’s associates	711	553
Sistema's associates	632	958
Other related parties	8	4
Borrowings
The Group’s associates	2,129	1,776
Other related parties	11	16
Lease obligations
Sistema's subsidiaries	551	724
Other related parties	13	14
Bank deposits and liabilities
Key management personnel of the Group and its parent	32,886	34,708
Sistema's subsidiaries	22,312	10,752
Sistema's associates	9,163	2,689
Sistema, parent company	2,042	3,218
Other related parties	376	881
Total current liabilities	73,590	57,924
TOTAL LIABILITIES TO RELATED PARTIES	79,061	62,926

Operating transactions – During the twelve months ended December 31, 2021, 2020 and 2019 the Group provided the following services to related parties – electricity supply by MTS Energo, software supplies, Internet and video/image transmission services, roaming, interconnect and other telecommunication services, banking and call center services.

At the same time the Group incurred security expenses, roaming and interconnect expenses, transfer of line-cable structures, dismantling equipment expenses, rent expenses and other expenses, and recognized income from scrap metal sales and other operations.

	2021	2020	2019
Revenue
Sistema's subsidiaries	4,294	4,371	3,740
Sistema's associates	752	615	407
The Group's associates	622	418	550
Other related parties	691	428	235

Total Revenue	6,359	5,832	4,932

Cost of services
Sistema's subsidiaries	2,143	599	507
Key management personnel of the Group and its parent	1,476	1,830	1,973
Sistema's associates	281	127	139
Sistema, parent company	233	141	377
Other related parties	173	145	241

Selling, general and administrative expenses
Key management personnel of the Group and its parent	4,256	2,003	2,372
Sistema's subsidiaries	728	625	672
Other related parties	84	66	144

Other operating income / (expense)
Sistema's subsidiaries	2,831	2,160	5,203
Other related parties	59	(13)	(13)

Operating profit / (loss)	(125)	2,443	3,697

Finance income / (loss)
Sistema's subsidiaries	935	1,492	1,259
The Group's associates	(101)	(63)	475
Sistema, parent company	79	295	367
Other related parties	(6)	7	8

Other non-operating income / (expense)
The Group's associates	—	(278)	—
Other related parties	41	—	—

Profit before tax	823	3,896	5,806

During the years ended December 31, 2021, 2020 and 2019, the Group acquired property, plant and equipment and intangible assets from the related parties in the amount of:

	2021	2020	2019

Sistema's associates	2,530	6,299	410
Sistema's subsidiaries	10,330	3,324	656
The Group's associates	122	127	178
Other related parties	—	112	—
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	12,982	9,862	1,244

Lease payments – During the years ended December 31, 2021, 2020 and 2019, the Group made lease payments (capitalized in accordance with IFRS 16) in the amount of RUB 1,361 million, RUB 1,530 million and RUB 1,240 million, respectively, to the related parties.

Business Nedvizhimost

In February 2015 and further in May 2015, the Group sold its 100% stake in Rent Nedvizhimost to Business Nedvizhimost for RUB 8,500 million, repaid mainly in 2015-2018. The remaining part of receivable was restructured in 2018 implying Central Bank key rate + 1.5% and maturing in December 31, 2021. As of December 31, 2021 receivables in amount of RUB 3,372 was fully repaid.

In March 2019, in order to optimize the processes of real estate management, the Group sold a number of buildings with carrying value of RUB 1,479 million to Business Nedvizhimost for the consideration of RUB 7,247 million (including VAT). The consideration is payable by installments for 10 years at 9% per annum with the collateral in the form of disposed buildings granted by the buyer. At the same time, the Group entered into a number of agreements to lease spaces in the buildings sold for the period of up to 15 years (leaseback).

As a result of this transaction, the Group recorded right-of-use assets of RUB 3,123 million, lease obligation of RUB 5,197 million and recognized a gain in the amount of RUB 1,745 million as a part of “Other income” in consolidated statement of profit or loss in 2019.

In December 2021, the Group purchased 5-year 10.8% coupon notes of Business-Nedvizhimost, in the amount of RUB 2,100 million. The notes were accounted as financial assets at fair value through profit and loss and disclosed within subtotal “Assets in Sistema Capital trust management” (Note 28). As of December 31, 2021, the investment amounted to RUB 2,105 million.

Sistema

In March 2019, the Group disposed of its 18.69% interest in the Group’s associate OZON to Sistema for RUB 7,902 million (Note 16). As of December 31, 2021 Sistema has fully repaid its obligations. As of December 31, 2020 the balance of accounts receivable amounted to RUB 2,829 million.

Nvision Group

In October 2020, the Group disposed of 100% in Nvision Group to Sistema and since then it is considered to be a related party instead of subsidiary of the Group (Note 11). The Group continues to purchase software, services and other intangible assets from Nvision Group.

The amounts software, services and other intangible assets purchased during the years ended December 31, 2021 and 2020, were RUB 7,181 million and RUB 2,261 million, respectively.

Remuneration of key management personnel – Key management personnel of the Group are members of the Board of Directors and Management Board. During the years ended December 31, 2021, 2020 and 2019, their total remuneration amounted to RUB 1,885 million, RUB 1,309 million and RUB 1,574 million, respectively, including social contributions of RUB 374 million, RUB 214 million and RUB 219 million, respectively. These amounts comprised of RUB 719 million, RUB 690 million and RUB 917 million in base salaries and 1,166 RUB million, RUB 619 million and RUB 657 million in bonuses paid pursuant to a bonus plan, respectively (including social contributions).

The management and directors are also entitled to cash-settled and equity-settled share-based payments. Related compensation accrued during the years ended December 31, 2021, 2020 and 2019, amounted to RUB 2,929 million, RUB 694 million and RUB 798 million, respectively, including social contributions amounted to RUB 338 million, RUB 79 million and RUB 53 million, respectively. For more details see Note 32.